Significant and Critical Accounting Policies and Practices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Significant And Critical Accounting Policies And Practices Tables
Consolidated subsidiaries or entities

The Company's consolidated subsidiaries and/or entities are as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Make Good Media	Canada	October 28, 2009	100%

The Company's consolidated subsidiaries and/or entities are as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Make Good Media	Canada	October 28, 2009	100%

Foreign Currency Translation exchange rates

Translation of amounts from CAD into U.S. dollars has been made at the following exchange rates for the respective periods:

	September 30, 2014	December 31, 2013	September 30, 2013	December 31, 2012

Balance sheets	0.8963	0.9350	0.9704	0.9968

Statements of operations and comprehensive income (loss)	0.9145	0.9712	0.9773

	December 31, 2013	December 31, 2012

Balance sheets	1.0696	0.9968

Statements of operations and comprehensive income (loss)	1.0300	0.9998